USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

Supplement dated September 16, 2022,

to the Prospectus dated May 1, 2022 ("Prospectus")

Effective September 16, 2022, Free Foutz has been added as a Portfolio Implementation Manager to the above- referenced funds. Therefore, the table under Portfolio Manager on pages 6, 14, and 24 of the Funds' Prospectus is amended to include Mr. Foutz as follows:

	Title	Tenure with the Fund

Free Foutz	Portfolio Implementation Manager, VictoryShares	Since September 2022
and Solutions

Under the subsection titled Portfolio Management on page 36 of the Funds' Prospectus, the following disclosure has been added:

Free Foutz, Portfolio Implementation Manager, has co-managed the Funds since September 2022. He is responsible for portfolio implementation and investment operations for the VictoryShares and Solutions team. He is a member of Victory Capital's Operating Committee, Management Committee, and GIPS Committee. He began his investment career in 2002 and joined Victory Capital in 2015.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA MUTUAL FUNDS TRUST

USAA Extended Market Index Fund

USAA 500 Index Fund

USAA Nasdaq-100 Index Fund

USAA Global Managed Volatility Fund

USAA Ultra Short-Term Bond Fund

Supplement dated September 16, 2022

to the Statement of Additional Information ("SAI") dated May 1, 2022, as Supplemented

Information referencing Mr. Foutz has been added under the Victory Solutions subsection under the section titled Portfolio Manager Disclosure of the SAI to reflect the following as of September 16, 2022:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based
Name of	Registered	Other Pooled	Other	Registered	Other Pooled	Other
Portfolio	Investment	Investment	Accounts	Investment	Investment	Accounts
Manager	Companies	Vehicles	# of Accts	Companies	Vehicles	# of Accts
	# of Accts	# of Accts	Total Assets	# of Accts	# of Accts	Total Assets
	Total Assets	Total Assets	(millions)	Total Assets	Total Assets	(millions)
	(millions)	(millions)		(millions)	(millions)
Free Foutz	0/$0	0/$0	0/$0	0/$0	0/$0	0/$0

Portfolio Ownership: As of September 16, 2022, Mr. Foutz beneficially owned no shares of the USAA Extended Market Index Fund, USAA 500 Index Fund, or USAA Nasdaq-100 Index Funds.

If you wish to obtain more information, please call the USAA Mutual Fund at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.